STOCK BASED COMPENSATION (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jan. 08, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan, shares of common stock reserved for issuance			472,132
Restricted stock granted	134,895
Options granted	290,000
Vesting period	5 years
Stock based compensation expense	$ 191	$ 159
Weighted-average grant date fair value, per share	$ 15.10
Weighted-average grant date fair value	2,037
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan, shares of common stock reserved for issuance			134,895
Stock based compensation expense	185
Unrecognized stock-based compensation expense	1,832
Unrecognized compensation cost, period for recognition	5 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan, shares of common stock reserved for issuance			337,237
Stock based compensation expense	43
Unrecognized stock-based compensation expense	$ 537
Unrecognized compensation cost, period for recognition	5 years